Asset Acquisitions (Tables)	12 Months Ended
Jan. 31, 2022
Asset Acquisitions
Schedule of asset acquisitions
Consideration paid:	$

Common shares issued	16,666,666

Net assets acquired:	$

Unidentifiable assets	16,666,666

Fair value of net assets acquired	16,666,666

Schedule of assets acquired and liabilities assumed recognized
Consideration paid:	$

Common shares issued	6,094,149
Share purchase options granted	100,312
Share purchase warrants granted	57,718

Total purchase price	6,252,179
Net assets acquired:	$

Cash	24,825
Amounts receivable	31,451
Prepaid and other current assets	363,150
Equipment	44,553
Intangible assets	11,362,000
Advances	(1,507,979)
Accounts payable and accrued liabilities	(3,475,581)
Due to related parties	(590,240)

Net value of net assets acquired	6,252,179

Schedule of assets acquired and liabilities assumed
Net assets acquired:	$

Cash	240
GST receivable	43

Net value of assets acquired	283